AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 14, 1997

                                                       REGISTRATION NO. 33-08086
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                   ------------------------------------------

                        POST-EFFECTIVE AMENDMENT NO. 10
                                       TO
                                    FORM S-6

                   ------------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                   ------------------------------------------

A. EXACT NAME OF TRUST:

                             DEFINED ASSET FUNDS--
                       GOVERNMENT SECURITIES INCOME FUND
                                 GNMA SERIES 1C
                           (A UNIT INVESTMENT TRUST)

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                               SMITH BARNEY INC.
                       PRUDENTIAL SECURITIES INCORPORATED
                           DEAN WITTER REYNOLDS INC.
                            PAINEWEBBER INCORPORATED

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:


 MERRILL LYNCH, PIERCE,
     FENNER & SMITH
      INCORPORATED
   DEFINED ASSET FUNDS
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051                              SMITH BARNEY INC.
                                                        388 GREENWICH
                                                     STREET--23RD FLOOR
                                                     NEW YORK, NY 10013



  PRUDENTIAL SECURITIES  PAINEWEBBER INCORPORATED DEAN WITTER REYNOLDS INC.
      INCORPORATED          1285 AVENUE OF THE         TWO WORLD TRADE
   ONE NEW YORK PLAZA            AMERICAS            CENTER--59TH FLOOR
   NEW YORK, NY 10292       NEW YORK, NY 10019       NEW YORK, NY 10048


D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:


  TERESA KONCICK, ESQ.       ROBERT E. HOLLEY        LAURIE A. HESSLEIN
      P.O. BOX 9051          1200 HARBOR BLVD.        388 GREENWICH ST.
PRINCETON, NJ 08543-9051    WEEHAWKEN, NJ 07087      NEW YORK, NY 10013

   LEE B. SPENCER, JR.          COPIES TO:           DOUGLAS LOWE, ESQ.
   ONE NEW YORK PLAZA     PIERRE DE SAINT PHALLE, 130 LIBERTY STREET--29TH
   NEW YORK, NY 10292              ESQ.                     FLOOR
                           450 LEXINGTON AVENUE      NEW YORK, NY 10006
                            NEW YORK, NY 10017


The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on February 20, 1997.

Check box if it is proposed that this filing will become effective on August 22, 1997 pursuant to paragraph (b) of Rule 485. / x /

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                   DEFINED ASSET FUNDSSM
--------------------------------------------------------------------------------


GOVERNMENT                    This Defined Fund was formed for the purpose of
SECURITIES                    obtaining safety of capital and current monthly
INCOME FUND                   distributions of payments of interest and
GNMA SERIES 1C                principal through investment in a fixed portfolio
A UNIT INVESTMENT             consisting primarily of mortgage-backed securities
TRUST                         of the modified pass-through type (the 'Ginnie
------------------------------Maes') fully guaranteed as to principal and
/ / MONTHLY INCOME            interest by the Government National Mortgage
/ / MORTGAGE BACKED           Association ('GNMA'). The full faith and credit of
      SECURITIES              the United States is pledged to the payment of the
                              securities in the Fund but the units of the Fund, as such, are not backed by said full faith and credit. (See Risk Factors--GNMA Series and Freddie
                              Mac Series in Part B.) The value of the units of the Fund will fluctuate with the value of the Portfolio of underlying securities, and the principal amount of underlying securities represented by each unit will be reduced as principal is paid on the underlying mortgages.
                              All of the Ginnie Maes in the Fund are backed by pools of long term mortgages, all of which the Sponsors believe originated after July 18, 1984.
                              The Fund will provide income which, while taxable for U.S. investors, is exempt from U.S. Federal income taxes, including withholding taxes, for many foreign investors (see Taxes in Part B).
                              Minimum Purchase: $250



                               -------------------------------------------------
                               THESE SECURITIES HAVE NOT BEEN APPROVED OR
                               DISAPPROVED BY THE SECURITIES AND EXCHANGE
                               COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
                               HAS THE COMMISSION OR ANY STATE SECURITIES
                               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
                               OF THIS DOCUMENT. ANY REPRESENTATION TO THE
                               CONTRARY IS A CRIMINAL OFFENSE.
                               -------------------------------------------------
SPONSORS:                      PART A OF THIS PROSPECTUS MAY NOT BE DISTRIBUTED
Merrill Lynch,                 UNLESS ACCOMPANIED BY GOVERNMENT SECURITIES
Pierce, Fenner & Smith         INCOME FUND PROSPECTUS PART B.
Incorporated                   INVESTORS SHOULD READ BOTH PARTS OF THIS
Smith Barney Inc.              PROSPECTUS CAREFULLY AND RETAIN THEM FOR FUTURE
Prudential Securities          REFERENCE.
Incorporated                   INQUIRIES SHOULD BE DIRECTED TO THE TRUSTEE AT
Dean Witter Reynolds Inc.      1-800-323-1508.
PaineWebber Incorporated       PROSPECTUS PART A DATED AUGUST 22, 1997.

--------------------------------------------------------------------------------

Def ined Asset FundsSM
Defined Asset Funds is America's oldest and largest family of unit investment trusts, with over $115 billion sponsored over the last 25 years. Each Defined Asset Fund is a portfolio of preselected securities. The portfolio is divided into 'units' representing equal shares of the underlying assets. Each unit receives an equal share of income and principal distributions.

Defined Asset Funds offer several defined 'distinctives'. You know in advance what you are investing in and that changes in the portfolio are limited - a defined portfolio. Most defined bond funds pay interest monthly - defined income. The portfolio offers a convenient and simple way to invest - simplicity defined.

Your financial professional can help you select a Defined Asset Fund to meet your personal investment objectives. Our size and market presence enable us to offer a wide variety of investments. The Defined Asset Funds family offers:

  o Municipal portfolios
o Corporate portfolios
o Government portfolios
o Equity portfolios
o International portfolios

The terms of Defined Funds are as short as one year or as long as 30 years. Special defined funds are available including: insured funds, double and triple tax-free funds and funds with 'laddered maturities' to help protect against changing interest rates. Defined Asset Funds are offered by prospectus only.
----------------------------------------------------------------
Defined GNMA Series
----------------------------------------------------------------

Our defined portfolio of mortgage-backed GNMA Securities offers you a simple and convenient way to participate in the GNMA market and obtain monthly income while earning an attractive return as well as the assurance of an investment in securities that are guaranteed by GNMA, a federal agency.

INVESTMENT OBJECTIVES

To obtain safety of capital and current monthly income distributions through investment in a portfolio of interest-bearing GNMA Securities. The full faith and credit of the United States is pledged to the payment of the Securities but the units of the Fund, as such, are not directly backed.
----------------------------------------------------------------
Defining Your Portfolio
----------------------------------------------------------------

PROFESSIONAL SELECTION AND SUPERVISION

The Portfolio of Securities is selected by experienced buyers. The Fund is not actively managed; however, it is regularly reviewed and a Security can be sold if retaining it is considered detrimental to investors' interests.

PORTFOLIO COMPOSITION

The Portfolio consists of two different issues of mortgage-backed Securities of the modified pass-through type guaranteed by the Government National Mortgage

Association (GNMA): 8.5% Ginnie Maes maturing 5/15/16 to 5/15/17, 87%; 12.00% Ginnie Maes maturing 8/15/14 to 3/15/16. 13%. All of the Ginnie Maes in the Fund are backed by pools of long term mortgages on 1-to 4-family dwellings. The Ginnie Maes are fully guaranteed as to payment of principal and interest by GNMA. The Fund was created February 13, 1987. The information in this prospectus is as of May 31, 1997, the evaluation date.

TAX INFORMATION

In the opinion of special counsel to the Sponsors, each investor will be considered to have received the interest on his pro rata portion of each security when interest on that security is received by the Fund. This interest will be exempt from U.S. Federal income taxes, including withholding taxes, for many foreign investors. (See Taxes in Part B).

Allowable contributions to an IRA spousal account have been increased to $4,000 from $2,250 for tax years beginning after December 31, 1996. However, the deductible amount of a contribution by an individual covered by an employer retirement plan will be reduced if the individual's adjusted gross income exceeds $25,000 (in the case of a single individual), $40,000 (in the case of a married individual filing a separate return). (See Taxes-- Retirement Plans in Part B.)
----------------------------------------------------------------
Defining Your Investment
----------------------------------------------------------------

PUBLIC OFFERING PRICE PER 1,000 UNITS                                    $189.82

The Public Offering Price as of May 31, 1997, the evaluation date, is based on the aggregate bid side value of the underlying Securities in the Fund ($15,395,337), divided by the number of units outstanding (84,704,394) times 1,000 plus a sales charge of 4.25% of the Public Offering Price (4.439% on the value of the underlying Securities). The Public Offering Price on any subsequent date will vary. An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price. The underlying Securities are evaluated by an independent evaluator at 3:30 p.m. Eastern time on every business day.

PREMIUM AND DISCOUNT ISSUES

On the evaluation date, 100% of the Securities were valued at a premium over par.

LOW MINIMUM INVESTMENT

You can get started with a minimum purchase of about 1,000 Units. There is no minimum purchase for payroll deduction plans.

PRINCIPAL DISTRIBUTIONS

Principal from sales, redemptions and maturities of Securities in the Fund will be distributed to investors periodically when the amount to be distributed is more than $5.00 per 1,000 units.

--------------------------------------------------------------------------------

REINVESTMENT OPTION

You can elect to automatically reinvest your distributions into a separate portfolio of mortgage-backed securities. Reinvesting helps to compound your income.

TERMINATION DATE

The Fund will generally terminate no later than one year following the maturity date of the last maturing Security listed in the Portfolio. The Fund may be terminated earlier if the value is less than 40% of the face amount of securities deposited. On the evaluation date the value of the fund was 11% of the face amount of securities deposited.

CHECKWRITING

Investors may request check writing privileges from the Trustee. Checks must be written for $500 or more and investors must hold their units in uncertificated form. (See Redemption by Check in Part B).
---------------------------------------------------------------
Defining Your Risks
---------------------------------------------------------------

RISK FACTORS

U. S. Government securities are not affected by credit risk but are subject to changes in market value resulting from changes in interest rates. Unit price fluctuates and the value of units will decline if interest rates increase. The mortgages underlying the GNMA Securities are amortized, and there is no prepayment protection. The potential for appreciation that might otherwise result from a decline in interest rates would be limited by any increase in prepayments by mortgagors as interest rates decline. Investors may also receive payments of principal sooner than anticipated, and interest payments will decrease as principal is returned. Because regular payments of principal will be received over the life of the Fund and because of the possible maturity, sale or other disposition of Securities, the size, composition and return of the Portfolio may change at any time. Because of the sales charges, returns of principal and fluctuations in unit price, among other reasons, the sale price will generally be less than the cost of your units. There is no guarantee that the Fund will achieve its investment objective.

The Fund itself and the units are not backed by the full faith and credit of the U.S. Government (see Risk Factors in Part B).

---------------------------------------------------------------
Defining Your Costs
---------------------------------------------------------------

SALES CHARGES

Although the Fund is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                        As a %
                                                  of Secondary
                                                        Market
                                                  Public Offering
                                                         Price
                                                  ---------------
Maximum Sales Charges                                    4.25%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                    Per 1,000
                                                        Units
                                                 ---------------
Trustee's Fee                                       $    0.15
Portfolio Supervision, Bookkeeping and
  Administrative Fees                               $    0.04
Evaluator's Fee                                     $    0.04
Other Operating Expenses                            $    0.14
                                                 ---------------
TOTAL                                               $    0.37


REDEEMING OR SELLING YOUR INVESTMENT

You may redeem or sell your units at any time. Your price is based on the Fund's then current net asset value (based on the lower, bid side evaluation of the Securities, as determined by an independent evaluator), plus principal cash, if any, as well as accrued interest. The bid side redemption and secondary market repurchase price per 1,000 units as of the evaluation date was $181.75 ($8.07 less than the Public Offering Price). There is no fee for redeeming or selling your units.
---------------------------------------------------------------
Defining Your Income
---------------------------------------------------------------

MONTHLY INTEREST INCOME

The Fund pays monthly income.

WHAT YOU MAY EXPECT
(PAYABLE ON THE 23RD DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 17TH DAY OF THE MONTH):


Regular Monthly Income per 1,000 units:                 $    1.26
Annual Income per 1,000 units:                          $   15.14


These figures are estimates determined as of the evaluation date and actual payments may vary.

          DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND, GNMA SERIES - 1C

          REPORT OF INDEPENDENT ACCOUNTANTS

          The Sponsors, Trustee and Holders
          of Defined Asset Funds - Government Securities Income Fund, GNMA Series - 1C:

          We have audited the accompanying statement of condition of Defined Asset Funds - Government Securities Income Fund, GNMA Series - 1C, including the portfolio, as of May 31, 1997 and the related statements of operations and of changes in net assets for the years ended May 31, 1997, 1996 and 1995. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

          We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at May 31, 1997, as shown in such portfolio, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Defined Asset Funds - Government Securities Income Fund, GNMA Series - 1C at May 31, 1997 and the results of its operations and changes in its net assets for the above-stated years in conformity with generally accepted accounting principles.


          DELOITTE & TOUCHE LLP

          New York, N.Y.
          July 30, 1997





















                                D - 1.

     DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
     GNMA SERIES - 1C



     STATEMENT OF CONDITION
     As of May 31, 1997

     TRUST PROPERTY:
       Investment in marketable securities -
          at value (cost $ 14,663,608 )(Note 1)........                                                 $15,395,337
       Accrued interest ...............................                                                     109,506
       Cash - income ..................................                                                       2,261
       Cash - principal ...............................                                                       2,291
                                                                                                        -----------
         Total trust property .........................                                                  15,509,395


     LESS LIABILITIES:
       Accrued Sponsors' fees .........................                                 $     2,010
       Trustee's fees and expenses payable ............                                       2,334           4,344
                                                                                        -----------     -----------


     NET ASSETS, REPRESENTED BY:
       84,704,394 units of fractional undivided
          interest outstanding (Note 3)................                                  15,397,628

       Undistributed net investment income ............                                     107,423     $15,505,051
                                                                                        -----------     ===========

     UNIT VALUE ($ 15,505,051 / 84,704,394 units ).....                                                 $    .18305
                                                                                                        ===========







                  See Notes to Financial Statements.






























                                D - 2.

     DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
     GNMA SERIES - 1C



     STATEMENTS OF OPERATIONS



                                                                               Years Ended May 31,
                                                                        1997              1996              1995
                                                                        ----              ----              ----

     INVESTMENT INCOME:
       Interest income ........................                     $ 1,396,592       $ 1,800,719       $ 2,178,061
       Trustee's fees and expenses ............                         (26,989)          (33,923)          (40,141)
       Sponsors' fees .........................                          (3,265)           (2,997)           (1,660)
                                                                    ------------------------------------------------
       Net investment income ..................                       1,366,338         1,763,799         2,136,260
                                                                    ------------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain (loss) on
         securities sold or redeemed ..........                          (4,694)            1,824           (52,208)
       Unrealized appreciation (depreciation)
         of investments .......................                          48,778          (426,653)          210,820
                                                                    ------------------------------------------------
       Net realized and unrealized











         gain (loss) on investments ...........                          44,084          (424,829)          158,612
                                                                    ------------------------------------------------


     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS ..............                     $ 1,410,422       $ 1,338,970       $ 2,294,872
                                                                    ================================================







                  See Notes to Financial Statements.



                                D - 3.

     DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
     GNMA SERIES - 1C



     STATEMENTS OF CHANGES IN NET ASSETS



                                                                               Years Ended May 31,
                                                                        1997              1996              1995
                                                                        ----              ----              ----

     OPERATIONS:
       Net investment income ..................                     $ 1,366,338       $ 1,763,799       $ 2,136,260
       Realized gain (loss) on
         securities sold or redeemed ..........                          (4,694)            1,824           (52,208)











       Unrealized appreciation (depreciation)
         of investments .......................                          48,778          (426,653)          210,820
                                                                    ------------------------------------------------
       Net increase in net assets
         resulting from operations ............                       1,410,422         1,338,970         2,294,872
                                                                    ------------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................                      (1,383,603)       (1,799,773)       (2,161,514)
       Principal ..............................                      (2,347,827)       (4,427,183)       (3,164,853)
                                                                    ------------------------------------------------
       Total distributions ....................                      (3,731,430)       (6,226,956)       (5,326,367)
                                                                    ------------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............                            (250)           (6,966)           (2,967)
       Redemption amounts - principal .........                         (74,019)       (1,213,274)         (426,562)
                                                                    ------------------------------------------------
       Total share transactions ...............                         (74,269)       (1,220,240)         (429,529)
                                                                    ------------------------------------------------

     NET DECREASE IN NET ASSETS ...............                      (2,395,277)       (6,108,226)       (3,461,024)

     NET ASSETS AT BEGINNING OF YEAR ..........                      17,900,328        24,008,554        27,469,578
                                                                    ------------------------------------------------
     NET ASSETS AT END OF YEAR ................                     $15,505,051       $17,900,328       $24,008,554
                                                                    ================================================
     PER UNIT:
       Income distributions during
         year .................................                     $    .01628       $    .02013       $    .02354
                                                                    ================================================
       Principal distributions during
         year .................................                     $    .02760       $    .04960       $    .03440
                                                                    ================================================
       Net asset value at end of
         year .................................                     $    .18305       $    .21033       $    .26523
                                                                    ================================================
     TRUST UNITS:
       Redeemed during year ...................                         400,000         5,415,000         1,639,000
       Outstanding at end of year .............                      84,704,394        85,104,394        90,519,394
                                                                    ================================================





                  See Notes to Financial Statements.

                                D - 4.

     DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
     GNMA SERIES - 1C

     NOTES TO FINANCIAL STATEMENTS












1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit
     Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.
               See "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)      Interest income is recorded as earned.

2.   DISTRIBUTIONS

     Distributions of combined interest and principal (plus any prepayments and redemption proceeds) are made to Holders each month. Receipts other than interest and principal paydowns, after deductions for redemptions and applicable expenses, are also distributed as explained in "Income and Distributions - Distributions" in this Prospectus, Part B.

3.   NET CAPITAL

     Cost of 84,704,394 units at Date of Deposit ................                                  $90,739,539
     Less sales charge ..........................................                                    3,682,101
                                                                                                   -----------
     Net amount applicable to Holders ...........................                                   87,057,438
     Redemptions of units - net cost of 51,088,441 units redeemed
       less redemption amounts (principal).......................                                   18,666,611
     Realized loss on securities sold or redeemed ...............                                   (5,276,674)
     Principal distributions ....................................                                  (85,781,476)
     Unrealized appreciation of investments......................                                      731,729
                                                                                                   -----------

     Net capital applicable to Holders ..........................                                  $15,397,628
                                                                                                   ===========

4.   INCOME TAXES

     All Fund items of income received, expenses paid, and realized gains and losses on securities sold are attributable to the Holders, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the United States Internal Revenue Code.

     At May 31, 1997, the cost of investment securities for Federal income tax purposes was the cost as shown in the Fund's portfolio.


                           D - 5.

     DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
     GNMA SERIES - 1C

     PORTFOLIO
     As of May 31, 1997

                                                              Range of
                                                 Interest      Stated             Face
        Security  Description                      Rate      Maturities(2)       Amount           Cost            Value(1)
     ---------------------------------            ------- ---------------- ---------------  ---------------  ---------------


   1 Government National Mortgage Association      8.500%    05/15/16      $    12,684,890  $    12,515,547  $    13,136,853
     Modified Pass-Through Mortgage-Backed                      to
     Securities                                              05/15/17

   2 Government National Mortgage Association     12.000     08/15/14            1,965,505        2,148,061        2,258,484
     Modified Pass-Through Mortgage-Backed                      to
     Securities                                              03/15/16
                                                                           ---------------  ---------------  ---------------
     TOTAL                                                                $     14,650,395 $     14,663,608  $    15,395,337
                                                                           ===============  ===============  ===============

     (1) See Note 1 to Financial Statemants.

     (2) On the Initial Date of Deposit, the range of the stated maturities were as follows:

         8.05% GNMA - 8/15/14 to 08/15/17
        12.00% GNMA - 8/15/14 to 08/15/17



























                               D - 6.

                       GOVERNMENT SECURITIES INCOME FUND
                                  GNMA SERIES
                              DEFINED ASSET FUNDS
I want to learn more about automatic reinvestment in the GNMA Fund Investment Accumulation Program, Inc. Please send me information about the Program and a current Prospectus.


My Name (please print)              Registered Holder
My Address, including
Zip Code (please print)
                                    Registered Holder
                               (Two signatures required if
                                      joint tenancy)


12345678

BUSINESS REPLY MAIL                                              NO POSTAGE
FIRST CLASS PERMIT NO. 644, NEW YORK, NY                         NECESSARY
                                                                 IF MAILED
POSTAGE WILL BE PAID BY ADDRESSEE                                  IN THE
          THE CHASE MANHATTAN BANK (GNMA 1C)                   UNITED STATES
          RETAIL PROCESSING DEPARTMENT
          BOWLING GREEN STATION
          P.O. BOX 5179
          NEW YORK, NY 10274-5179


--------------------------------------------------------------------------------
                            (Fold along this line.)

--------------------------------------------------------------------------------
                            (Fold along this line.)

                           REQUEST FOR CHECK WRITING
                             DEFINED ASSET FUNDS--
                       GOVERNMENT SECURITIES INCOME FUND
                                  GNMA SERIES
I would like to take advantage of the Fund's check writing service. Please send me an application form.
My name (please
print) ________________________________________________________________________
My address (please print):
Street and Apt.
No. ___________________________________________________________________________
City, State, Zip
Code __________________________________________________________________________
This page is a self-mailer. Please complete the information above, cut along the dotted line, fold along the lines on the reverse side, tape, and mail with the Trustee's address displayed on the outside.

12345678

BUSINESS REPLY MAIL                                              NO POSTAGE
FIRST CLASS PERMIT NO. 644, NEW YORK, NY                         NECESSARY
                                                                 IF MAILED
POSTAGE WILL BE PAID BY ADDRESSEE                                  IN THE
          THE CHASE MANHATTAN BANK (GNMA 1C)                   UNITED STATES
          RETAIL PROCESSING DEPARTMENT
          BOWLING GREEN STATION
          P.O. BOX 5179
          NEW YORK, NY 10274-5179


--------------------------------------------------------------------------------
                            (Fold along this line.)

--------------------------------------------------------------------------------
                            (Fold along this line.)

                             DEFINED ASSET FUNDSSM
                               PROSPECTUS--PART B
                       GOVERNNMENT SECURITIES INCOME FUND
                    CORPORATE INCOME FUND FIRST GNMA SERIES

   THIS PART B OF THE PROSPECTUS MAY NOT BE DISTRIBUTED UNLESS ACCOMPANIED OR
                              PRECEDED BY PART A.
             FURTHER NFORMATION REGARDING THE FUND MAY BE OBTAINED
     WITHIN FIVE DAYS BY WRITING OR CALLING THE TRUSTEE, AT THE ADDRESS AND
        TELEPHONE NUMBER SET FORTH ON THE BACK COVER OF THIS PROSPECTUS.

                                     Index


                                                          PAGE
                                                        ---------
Fund Description......................................          1
Risk Factors..........................................          2
How to Buy Units......................................          4
How to Sell Units.....................................          5
Income and Distributions..............................          6
Fund Expenses.........................................          8

                                                          PAGE
                                                        ---------
Taxes.................................................          8
Records & Reports.....................................         12
Trust Indenture.......................................         12
Miscellaneous.........................................         13
Supplemental Information..............................         15
Secondary Market Sales................................        A-1

FUND DESCRIPTION

PORTFOLIO SELECTION

     Professional buyers and research analysts for Defined Asset Funds, with access to extensive research, selected the Securities for the Portfolio after considering the Fund's investment objectives as well as the availability of the Securities, the price of the Securities compared to similar securities and the extent to which they were trading at discounts or premiums to par, and the maturities of the Securities. Only issues meeting these stringent criteria of the Defined Asset Funds team of dedicated research analysts are included in the Portfolio. No leverage or borrowing is used nor does the Portfolio contain other kinds of securities to enhance yield. A summary of the Securities in the Portfolio appears in Part A of the Prospectus.

     Because each Defined Asset Fund is a preselected portfolio of securities, you know the terms of the Securities before you invest. Of course, the Portfolio will change somewhat over time, as Securities mature, are redeemed or are sold to meet Unit redemptions or in other limited circumstances. Because the Portfolio is not actively managed and principal is returned as the Securities are disposed of, this principal should be relatively unaffected by changes in interest rates.

     GNMA Series and Freddie Mac Series. Ginnie Maes are mortgage-backed Securities issued by the Government National Mortgage Association (GNMA), which is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. The Ginnie Maes are of the 'modified pass-through' type, the terms of which provide for timely monthly payments by the issuers to the registered holders (including the Fund) of their pro rata shares of the scheduled principal payments on account of the mortgages backing these Ginnie Maes, plus any prepayments of principal of such mortgages received, and interest on the aggregate unpaid principal balance of these Ginnie Maes. Ginnie Maes are guaranteed by GNMA as to timely payment of principal and interest. The full faith and credit of the United States is pledged to the payment of all amounts which may be required to be paid under the guaranty. The GNMA guaranty relates only to payment of principal of and interest on the Ginnie Maes in the Portfolio and not to the Units of the Fund. All mortgages in the pools backing the Ginnie Maes contained in the Portfolio are mortgages on 1-to 4-family dwellings (amortizing over a period of up to 30 years). In general, the mortgages in these pools provide for equal monthly payments over the life of the mortgage (aside from prepayments), designed to repay the principal of the mortgage over this period, together with interest at a fixed rate on the unpaid balance.

     Freddie Macs are mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation (FHLMC), which is a corporate instrumentality of the United States, established primarily to increase the availability of mortgage credit for the financing of urgently needed housing. The common stock of FHLMC is owned by the Federal Home Loan Banks. FHLMC Mortgage Participation Certificates (PCs) of the type held by the Portfolios represent an undivided interest in a group of mortgages purchased by FHLMC. The underlying mortgage loans are fixed-rate mortgages with original terms to maturity of about 15 years, most of which are secured by first liens on 1-to 4-family dwellings. FHLMC guarantees the timely payment of interest, the amount of principal due to be paid on the underlying mortgage and the ultimate collection of all principal. The FHLMC PCs are not guaranteed by the United States or by any Federal Home Loan Bank, and they are not backed by the full faith and credit of the United States.

PORTFOLIO SUPERVISION

     The Fund follows a buy and hold investment strategy in contrast to the frequent portfolio changes of a managed fund based on economic, financial and market analyses. Experienced financial analysts regularly review the Portfolio and a Security may be sold in certain circumstances including the occurrence of a default in payment on the Security, institution of certain legal proceedings, if the Security becomes inconsistent with the Fund's investment objectives, a decline in the price of the Security or the occurrence of other market or credit factors that, in the opinion of Defined Asset Funds research analysts, makes retention of the Security detrimental to the interests of investors.

     The Sponsors and the Trustee are not liable for any default or defect in a Security. If a contract to purchase any Security fails, the Sponsors may generally deposit a replacement security so long as it is a security issued by the same issuer as that of the failed Security and has a fixed maturity date substantially similar to the failed Security. A replacement security must be deposited within 110 days after deposit of the failed contract, at a cost that does not exceed the funds reserved for purchasing the failed Security and at a yield to maturity and current return substantially equivalent (considering then current market conditions and relative creditworthiness) to those of the failed Security, as of the date the failed contract was deposited.

RISK FACTORS

     An investment in the Fund entails certain risks, including the risk that the value of your investment will decline with increases in interest rates. Generally speaking, securities with longer maturities will fluctuate in value more than securities with shorter maturities. In recent years there have been wide fluctuations in interest rates and in the value of fixed-rate bonds generally. The Sponsors cannot predict the direction or scope of any future fluctuations.

     Certain of the Securities may have been deposited at a market discount or premium principally because their interest rates are lower or higher than prevailing rates on comparable debt securities. The current returns of market discount securities are lower than comparably rated securities selling at par because discount securities tend to increase in market value as they approach maturity. The current returns of market premium securities are higher than comparably rated securities selling at par because premium securities tend to decrease in market value as they approach maturity. Because part of the purchase price is returned through current income payments and not at maturity, an early redemption at par of a premium security will result in a reduction in yield to the Fund. Market premium or discount attributable to interest rate changes does not indicate market confidence or lack of confidence in the issue.

     U.S. Treasury Series. U.S. Treasury obligations, though backed by the full faith and credit of the United States, are subject to changes in market value when interest rates fluctuate. 'Laddered' Series seeks to protect against declining interest rates by investing a portion of the Portfolio in longer-term Securities, while if interest rates rise investors will be able to reinvest the proceeds of principal as it is returned in higher yielding obligations. It is anticipated that equal portions of principal invested will be returned annually as Securities mature.

     Treasury 'Zero' Series. The value of Stripped Treasury Securities, and therefore of the Units of these Series, may be subject to greater fluctuations in response to changing interest rates than in a fund consisting of debt obligations with comparable maturities that pay interest currently. This risk is greater when the period to maturity is longer. Furthermore, the stripping of the interest coupons will cause the Units and therefore the investor's pro rata portion of each Stripped Treasury Security to be purchased at a deep discount. The Stripped

Treasury Securities do not make any periodic payments of interest. Accordingly, Funds holding primarily Stripped Treasury Securities are not a suitable investment for persons seeking current cash distributions.

     GNMA Series and Freddie Mac Series. Ginnie Maes and FHLMC PCs purchased at a market discount will increase in value faster than Ginnie Maes and FHLMC PCs purchased at a market premium if interest rates decrease. Conversely, if interest rates increase, the value of these Securities purchased at a market discount will decrease faster than those purchased at a premium. In addition, if interest rates rise, the prepayment risk of higher yielding, premium Securities and the prepayment benefit for lower yielding, discount Securities will be reduced. The potential for appreciation on the Securities, which could otherwise be expected to result from a decline in interest rates, may tend to be limited by any increased prepayments by mortgagors as interest rates decline. In addition, prepayments of principal on Ginnie Maes and FHLMC PCs purchased at a premium over par will result in some loss on investment while prepayments on Ginnie Maes and FHLMC PCs purchased at a discount from par will result in some gain on investment. The Securities in the Portfolio, though backed by GNMA or FHLMC, are subject to changes in market value when interest rates fluctuate.

LITIGATION AND LEGISLATION

     The Sponsors do not know of any pending litigation as of the date of this Prospectus which might reasonably be expected to have a material adverse effect upon the Fund. At any time after the initial date of deposit, litigation may be initiated on a variety of grounds, or legislation may be enacted, affecting the Securities in the Fund.

PAYMENT OF THE SECURITIES AND LIFE OF THE FUND

     The size and composition of the Fund will be affected by the level of redemptions of Units that may occur from time to time. Principally, this will depend upon the number of investors seeking to sell or redeem their Units and whether or not the Sponsors are able to sell the Units acquired by them in the secondary market. As a result, Units offered in the secondary market may not represent the same face amount of Securities as on the initial date of deposit. Factors that the Sponsors will consider in determining whether or not to sell Units acquired in the secondary market include the size of the Fund relative to its original size, the ratio of Fund expenses to income, the Fund's current and long-term returns, the degree to which Units may be selling at a premium over par and the cost of maintaining a current prospectus for the Fund. These factors may also lead the Sponsors to seek to terminate the Fund earlier than its mandatory termination date.

     GNMA Series and Freddie Mac Series. Monthly payments and prepayments of principal are made to the Fund in respect of the mortgages underlying the Securities. All of the mortgages in the pools relating to the Securities are subject to prepayment without any significant premium or penalty at the option of the mortgagors (i.e., the homeowners). While the mortgages on 1-to 4-family dwellings underlying the Ginnie Maes are amortized over a period of up to 30 years and those underlying the FHLMC PCs are amortized over a period of up to 15 years, it has been the experience of the mortgage industry that the average life of comparable mortgages, owing to prepayments, is much less, perhaps as little as nine and 6 years, respectively. Generally speaking, a number of factors, including mortgage market interest rates and homeowners mobility, will affect the average life of the Ginnie Maes and FHLMC PSc. Changes in prepayment patterns which are influenced by changes in housing cycles and mortgage refinancing could influence yield assumptions used in pricing the securities.

     While the value of these mortgage backed securities generally fluctuates inversely with changes in interest rates, it should be noted that their potential for appreciation, which could otherwise be expected to result from a decline in interest rates, may tend to be limited by any increased prepayments by mortgagors as interest rates decline. Accordingly, the termination of the Fund might be accelerated as a result of prepayments made as described above.

     Early termination of a Fund or early payments of principal may have important consequences to the investor; e.g., to the extent that Units were purchased with a view to an investment of longer duration, the overall investment program of the investor may require readjustment; or the overall return on investment may be less or greater than anticipated, depending in part on whether the purchase price paid for Units represented the payment of an overall premium or a discount, respectively, above or below the stated principal amounts of the underlying mortgages.

FUND TERMINATION

     The Fund will be terminated no later than the mandatory termination date specified in Part A of the Prospectus. It will terminate earlier upon the disposition of the last Security or upon the consent of investors holding 51% of the Units. The Fund may also be terminated earlier by the Sponsors once the total assets of the Fund have fallen below the minimum value specified in Part A of the Prospectus. A decision by the Sponsors to terminate the Fund early will be based on factors similar to those considered by the Sponsors in determining whether to continue the sale of Units in the secondary market.

     Notice of impending termination will be provided to investors and thereafter Units will no longer be redeemable. On or shortly before termination, the Fund will seek to dispose of any Securities remaining in the Portfolio although any Security unable to be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final disposition. A proportional share of the expenses associated with termination, including brokerage costs in disposing of Securities, will be borne by investors remaining at that time. This may have the effect of reducing the amount of proceeds those investors are to receive in any final distribution.

HOW TO BUY UNITS

PUBLIC OFFERING PRICE

     Units are available from any of the Sponsors at the Public Offering Price plus accrued interest on the Units. The Public Offering Price varies each Business Day with changes in the value of the Portfolio and other assets and liabilities of the Fund. In the secondary market (after the initial offering period), the Public Offering Price is based on the bid side evaluation of the Securities, and includes a sales charge based on the number of Units of the Fund purchased in the secondary market on the same day by a single purchaser (see Secondary Market sales charge schedule in Appendix A). Purchases in the secondary market of one or more Series sponsored by the Sponsors that have the same rates of sales charge may be aggregated.

     To qualify for a reduced sales charge, the dealer must confirm that the sale is to a single purchaser or is purchased for its own account and not for distribution. For these purposes, Units held in the name of the purchaser's spouse or child under 21 years of age are deemed to be purchased by a single purchaser. A trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account is also considered a single purchaser. This procedure may be amended or terminated at any time without notice.

     Employees of certain Sponsors and Sponsor affiliates and non-employee directors of Merrill Lynch & Co. Inc. may purchase Units at any time at prices including a sales charge of not less than $5 per Unit or per 1,000 Units, as applicable.

     Net accrued interest is added to the Public Offering Price, the Sponsors' Repurchase Price and the Redemption Price per Unit. This represents the interest accrued on the Securities, net of Fund expenses, from the initial date of deposit to, but not including, the settlement date for Units (less any prior distributions of interest income to investors).

EVALUATIONS

     Evaluations are determined by the independent Evaluator on each Business Day. This excludes Saturdays, Sundays and the following holidays as observed by the New York Stock Exchange: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and the following Federal holidays: Martin Luther King's Birthday, Columbus Day and Veterans Day. Securities evaluations are generally determined on the basis of current bid or offer prices for the Securities or comparable securities or by appraisal or by any combination of these methods. Under current market conditions the bid prices for Treasury obligations of the type deposited in the Portfolio are expected to be approximately .10% less than the offer price. The bid price for the Ginnie Maes and Freddie Mac PCs of the type deposited in the Portfolio are expected to be 1/4 to 1/2 of 1% less than the offer price. Neither the Sponsors, the Trustee or the Evaluator will be liable for errors in the Evaluator's judgment. The fees of the Evaluator will be borne by the Fund.

CERTIFICATES

     Certificates for Units are issued upon request and may be transferred by paying any taxes or governmental charges and by complying with the requirements for redeeming Certificates (see How To Sell Units--Trustee's Redemption of Units). Certain Sponsors collect additional charges for registering and shipping Certificates to purchasers. Lost or mutilated Certificates can be replaced upon delivery of satisfactory indemnity and payment of costs.

HOW TO SELL UNITS

SPONSORS' MARKET FOR UNITS

     You can sell your Units at any time without a fee. The Sponsors (although not obligated to do so) will normally buy any Units offered for sale at the repurchase price next computed after receipt of the order. The Sponsors have maintained secondary markets in Defined Asset Funds for over 20 years. Primarily because of the sales charge and fluctuations in the market value of the Securities, the sale price may be less than the cost of your Units. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices for Units.

     The Sponsors may discontinue this market without prior notice if the supply of Units exceeds demand or for other business reasons; in that event, the Sponsors may still purchase Units at the redemption price as a service to investors. The Sponsors may reoffer or redeem Units repurchased.

TRUSTEE'S REDEMPTION OF UNITS

     You may redeem your Units by sending the Trustee a redemption request together with any certificates you hold. Certificates must be properly endorsed or accompanied by a written transfer instrument with signatures guaranteed by an eligible institution. In certain instances, additional documents may be required such as a certificate of death, trust instrument, certificate of corporate authority or appointment as executor, administrator or guardian. If the Sponsors are maintaining a market for Units, they will purchase any Units tendered at the repurchase price described above. The Fund has no back-end load or 12b-1 fees, so there is never a fee for cashing in your investment. If they do not purchase Units tendered, the Trustee is authorized in its discretion to sell Units in the over-the-counter market if it believes it will obtain a higher net price for the redeeming investor.

     By the seventh calendar day after tender you will be mailed an amount equal to the Redemption Price per Unit. Because of market movements or changes in the Portfolio, this price may be more or less than the cost of your Units. The Redemption Price per Unit is computed each Business Day by adding the value of the Securities, net accrued interest, cash and the value of any other Fund assets; deducting unpaid taxes or other governmental charges, accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to redeem Units or for distribution to investors and the value of any other Fund liabilities; and dividing the result by the number of outstanding Units. Securities are evaluated on the offer side during the initial offering period and on the bid side thereafter.

     If cash is not available in the Fund's Income and Capital Accounts to pay redemptions, the Trustee may sell Securities selected by the Agent for the Sponsors, based on market and credit factors determined to be in the best interest of the Fund. These sales are often made at times when the Securities would not otherwise be sold and may result in lower prices than might be realized otherwise and will also reduce the size and diversity of the Fund.

     Redemptions may be suspended or payment postponed if the New York Stock Exchange is closed other than for customary weekend and holiday closings, if the SEC determines that trading on that Exchange is restricted or that an emergency exists making disposal or evaluation of the Securities not reasonably practicable, or for any other period permitted by the SEC.

     Monthly Payment U.S. Treasury Series. You may request distribution in kind from the Trustee instead of cash redemption, provided that you are tendering Units with a value of at least $50,000. By the seventh calendar day after tender, an amount and value of Securities per Unit, together with a pro rata portion of the cash balance in the Fund, equal to the Redemption Price per Unit, will be paid over to the Trustee, as distribution agent, and either held for your account or disposed of in accordance with your instructions. Any brokerage commissions on sales of Securities in connection with in-kind redemptions will be borne by you. The Sponsors may modify or terminate this redemption in kind option at any time without notice to investors.

REDEMPTION BY CHECK

     Investors in some Funds (identified in Part A of the Prospectus) who have submitted a properly completed application form and who have elected, by surrendering any Certificates with this application, to hold their Units in uncertificated form are entitled to receive upon request without charge checks which will be drawn upon a special account of the Fund with The Chase Manhattan Bank, N.A. (the 'Bank'). This election, however, does not create a checking or other bank account relationship between an investor and the Bank. Checks may be made payable to the order of any person in amounts of $500 or more. When a check is presented to the Bank for payment, this shall be treated as a tender for redemption of a sufficient number of Units to cover the amount of the check. So long as the Sponsors are maintaining a market at prices in excess of the Redemption Price per Unit, the Sponsors will repurchase any of the Units that are tendered at a price computed as set forth under Market for Units. If the Sponsors are no longer maintaining such a market, Units tendered for redemption by check will be redeemed at their Redemption Price per Unit, based on the lower bid side evaluation of the Securities. Units may not be tendered by check within 15 days following their date of purchase.

     Investors who choose to utilize the Fund's check writing service are subject to the procedures, rules and regulations of the Bank governing checking accounts and redemptions by draft.

     The Bank will not honor checks for amounts exceeding the value of the investor's Units at the time the check is presented to the Bank for payment. If insufficient Units are in the account, the check will be returned marked 'insufficient funds'. Since the dollar value of the Units may change daily, the total value of the account may not be determined in advance and, accordingly, the account may not be entirely redeemed by check. For the same reason, even checks written for amounts less than the present value of an investor's account may be dishonored if the value of the Units in the account declines between the time when the check is written and the time when it is presented for payment. The Bank will not honor checks personally presented for payment at any office of the Bank. This checking service may be terminated or modified at any time by the Bank upon prior notice to the investors.

INCOME, DISTRIBUTIONS AND REINVESTMENT

INCOME

     Interest received is credited to an Income Account and other receipts to a Capital Account. A Reserve Account may be created by withdrawing from the Income and Capital Accounts amounts considered appropriate by the Trustee to reserve for any material amount that may be payable out of the Fund.

DISTRIBUTIONS

     Each Unit receives an equal share of any distributions of interest income net of estimated expenses. Along with the income distributions, the Trustee will distribute the investor's pro rata share of principal received from any disposition of a Security to the extent available for distribution. As each Security in the Portfolio matures, the balance in the Capital Account will be distributed on or about the second business day following the maturity date to investors of record on the business day immediately preceding the distribution day. Stripped ('Zero') Treasury Securities pay only at maturity.

     The estimated annual income per Unit, after deducting estimated annual Fund expenses, will change as Securities mature, are called or sold or otherwise disposed of, as prepayments occur on mortgages underlying any mortgage-backed Securities, as replacement obligations are deposited and as Fund expenses change. Because the Portfolio is not actively managed, income distributions will generally not be affected by changes in interest rates and the amount of income should be substantially maintained as long as the Portfolio remains unchanged; however, optional redemptions of Securities, prepayments on mortgage-backed Securities or other Portfolio changes may occur more frequently when interest rates decline, which would result in early returns of principal and possibly earlier termination of the Fund.

RETURN CALCULATIONS

     Estimated Current Return shows the estimated annual cash to be received from interest-bearing securities in the Portfolio (net of estimated annual expenses) divided by the Public Offering Price (including the maximum sales charge). Estimated Long Term Return is a measure of the estimated return over the estimatd life of the Fund. This represents an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual securities in the Portfolio, adjusted to reflect the maximum sales charge and estimated expenses. The average yield for the Portfolio is derived by weighting each security's yield by its market value and the time remaining to the call or maturity date, depending on how the security is priced. Unlike Estimated Current Return, Estimated Long Term Return takes into account maturities, discounts and premiums of the underlying securities.

     No return estimated can be predictive of your actual return because returns will vary with purchase price (including sales charges), how long units are held, changes in Portfolio composition, changes in interest income and changes in fees and expenses. Therefore, Estimated Current Return and Estimated Long Term Return are designed to be comparative rather than predictive. A yield calculation which is more comparable to an individual security may be higher or lower than Estimated Current Return or Estimated Long Term Return which are more comparable to return calculations used by other investment products.

     GNMA Series and Freddie Mac Series. The estimated long-term return figure is calculated using an estimated average life for the Securities. Estimated average life is an essential factor in the calculation of Estimated Long Term Return. When the Fund has a shorter average life than is estimated, Estimated Long Term Return will be higher if the Fund contains Securities priced at a discount and lower if the Securities are priced at premium. Conversely, when the Fund has a longer average life than is estimated, Estimated Long Term Return will be lower if the Securities are priced at a discount and higher if the Securities are priced at a premium. To calculate estimated average life an assumption of the present average age of available mortgage-backed Securities in the marketplace with the same coupon is made; the calculation of estimated average life is based upon actual recent prepayments, industry assumptions about prepayments and analysis of several factors including, among other things, the coupon, the housing environment, the present interest rate (no change in interest rate is assumed) and historical trends. For a more detailed explanation of the calculation of estimated average life, see Payment of the Securities and Life of the Fund--GNMA Series and Freddie Mac Series above.

REINVESTMENT --GNMA SERIES 1, 2, J, 1A, 1B, 1C, 1I, 1K, 1V-1Z

     Distributions will be paid in cash unless you elect to have your distributions reinvested in The GNMA Fund Investment Accumulation Program, Inc. The Program is an open-end management investment company whose primary investment objective is to obtain a high level of current income through investment in a portfolio of Ginnie Maes. Investors participating in the Program will be taxed on their reinvested distributions in the manner described in Taxes even though distributions are reinvested in the Program. For more complete information about the Program, including charges and expenses, return the enclosed form for a prospectus. Read it carefully before you decide to participate. Notice of election to participate must be received by the Trustee in writing at least ten days before the Record Day for the first distribution to which the notice is to apply.

REINVESTMENT --MONTHLY PAYMENT U.S. TREASURY SERIES 1-5, 18, GNMA SERIES 1R, 1S,
               1T, 1U; FREDDIE MAC SERIES 10-12

     Distributions on Units may be reinvested by participating in the Fund's reinvestment plan. Under the plan, the Units acquired for investors will be either Units already held in inventory by the Sponsors or new Units created by the Sponsors's deposit of additional Securities.

     Purchases made pursuant to the Reinvestment Plan will be made at a reduced sales charge. Unit prices are based on the bid side evaluation of the underlying Securities. Under the Reinvestment Plan, the Fund will pay the distributions to the Trustee which in turn will purchase for the Holder full and fractional Units of the Fund at the price determined as of the close of business on the distribution day and will add the Units to the Holder's account and send the Holder an account statement reflecting the reinvestment. The Sponsors reserve the right to amend, modify or terminate the reinvestment plan at any time without prior notice. Investors holding Units in 'street name' should contact their broker, dealer or financial institution if they wish to participate in the reinvestment plan.

     Monthly Payment Series 1 and 3. Only income distributions may be reinvested; principal distributions will be paid in cash. Units purchased by reinvestment of income distributions will be acquired at net asset value; no sale charge will be deducted.

FUND EXPENSES

     Estimated annual Fund expenses are listed in Part A of the Prospectus; if actual expenses exceed the estimate, the excess will be borne by the Fund. The Trustee's annual fee is payable in monthly installments. The Trustee also benefits when it holds cash for the Fund in non-interest bearing accounts. Possible additional charges include Trustee fees and expenses for maintaining the Fund's registration statement current with Federal and State authorities, extraordinary services, costs of indemnifying the Trustee and the Sponsors, costs of action taken to protect the Fund and other legal fees and expenses, Fund termination expenses and any governmental charges. The Trustee has a lien on Fund assets to secure reimbursement of these amounts and may sell Securities for this purpose if cash is not available. The Sponsors receive an annual fee of a maximum of $0.25 per $1,000 face amount to reimburse them for the cost of providing Portfolio supervisory services to the Fund. While the fee may exceed their costs of providing these services to the Fund, the total supervision fees from all Series of Government Securities Income Fund will not exceed their costs for these services to all of those Series during any calendar year. The Sponsors may also be reimbursed for their costs of providing bookkeeping and administrative services to the Fund, currently estimated at $0.10 per Unit or per 1,000 Units as applicable. The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

     All or some portion of the expenses incurred in establishing the Fund, including the cost of the initial preparation of documents relating to the Fund, Federal and State registration fees, the initial fees and expenses of the Trustee, legal expenses and any other out-of-pocket expenses will be paid by the Fund and amortized over five years. Any balance of the expenses incurred in establishing the Fund, as well as advertising and selling expenses will be paid from the Underwriting Account at no charge to the Fund. Sales charges on Defined Asset Funds range from under 1.0% to 5.5%. This may be less than you might pay to buy and hold a comparable managed fund. Defined Asset Funds can be a cost-effective way to purchase and hold investments. Annual operating expenses are generally lower than for managed funds. Because Defined Asset Funds have no management fees, limited transaction costs and no ongoing marketing expenses, operating expenses are generally less than 0.25% a year. When compounded annually, small differences in expense ratios can make a big difference in your investment results.

TAXES -- SECTION A: MONTHLY PAYMENT U.S. TREASURY SERIES 18; GNMA SERIES 1, 2,
         1R-1Z; FREDDIE MAC SERIES 10-12

TAXATION OF THE FUND

     The Fund intends to qualify for and elect the special tax treatment applicable to 'regulated investment companies' under Sections 851-855 of the Internal Revenue Code of 1986, as amended (the 'Code'). Qualification and election as a 'regulated investment company' involve no supervision of investment policy or management by any government agency. If the Fund qualifies as a 'regulated investment company' and distributes to investors 90% or more of its taxable income without regard to its net capital gain (net capital gain is defined as the excess of net long-term capital gain over short-term capital loss), it will not be subject to Federal income tax on the portion of its taxable income (including any net capital gain) it distributes to investors in a timely manner. In addition, the Fund will not be subject to the 4% excise tax on certain undistributed income of 'regulated investment companies' to the extent it distributes to investors in a timely manner at least 98% of its taxable income (including any net capital gain). It is anticipated that the Fund will not be subject to Federal income tax or the excise tax because the Indenture requires the distribution of the Fund's taxable income (including any net capital gain) in a timely manner. Although all or a portion of the Fund's taxable income (including any net capital gain) for a calendar year may be distributed shortly after the end of the calendar year, such a distribution will be treated for Federal income tax purposes as having been received by investors during the calendar year.

DISTRIBUTIONS

     Distributions to investors of the Fund's interest income, gain that is treated as ordinary income under the market discount rules, and any net short-term capital gain in any year will be taxable as ordinary income to investors to the extent of the Fund's taxable income (without regard to any net capital gain) for that year. Any excess will be treated as a return of capital and will reduce the investor's basis in his Units and, to the extent that they exceed his basis, will be treated as a gain from the sale of his Units as discussed below. It is anticipated that substantially all of the distributions of the Fund's interest income, ordinary gain and any net short-term capital gain will be taxable as ordinary income to investors.

     Distributions that are taxable as ordinary income to investors will constitute dividends for Federal income tax purposes but will not be eligible for the dividends-received deduction for corporations. Distributions of the Fund's net capital gain (designated as capital gain dividends by the Fund) will be taxable to investors as long-term capital gain, regardless of the time the Units have been held by an investor. An investor will recognize taxable gain or loss if the investor sells or redeems his Units. Any gain or loss arising from (or treated as arising from) the sale or redemption of Units will be capital gain or loss, except in the case of a dealer. Capital gains are currently taxed at the same rate as ordinary income. However, the excess of net long-term capital gains over net short-term capital losses may be taxed at a lower rate than ordinary income for certain noncorporate taxpayers. A capital gain or loss is long-term if the asset is held for more than one year and short-term if held for one year or less. However, any capital loss on the sale or redemption of a Unit that an investor has held for six months or less will be a long-term capital loss to the extent of any capital gain dividends previously distributed to the investor by the Fund. The deduction of capital losses is subject to limitations.

     Payments of principal on underlying mortgages or sales of Securities by the Fund (to meet redemptions or otherwise) may give rise to gain (including market discount) to the Fund. The amount of gain will be based upon the cost of the Security to the Fund and will be without regard to the value of the Security when a particular investor purchases his Units. Such gain must be distributed to Investors to avoid Federal income (or excise) taxation to the Fund. In the case of sales to meet redemptions, some or all of such gain must be so distributed to nonredeeming investors. Any such distribution will be taxable to investors as discussed above (i.e., as ordinary income or long-term capital gain), even if as to a particular investor the distribution economically represents a return of capital. Since such distributions do not reduce an investor's tax basis in his Units, an investor will have a corresponding capital loss (or a reduced amount of gain) on a subsequent sale or redemption of his Units.

     The Federal tax status of each year's distributions will be reported to investors and to the Internal Revenue Service. The foregoing discussion relates only to the Federal income tax status of the Fund and to the tax treatment of distributions by the Fund to U.S. investors. Investors who are not U.S. citizens or residents should be aware that distributions from the Fund generally will be subject to a withholding tax of 30%, or a lower treaty rate, and should consult their own tax advisers to determine whether investment in the Fund is appropriate. Distributions may also be subject to state and local taxation and investors should consult their own tax advisers in this regard.

     Investors will be taxed in the manner described above regardless of whether distributions from the Fund are actually received by the investor or are automatically reinvested (see Income, Distributions and Reinvestment-- Reinvestment above).

TAXES -- SECTION B: MONTHLY PAYMENT U.S. TREASURY SERIES 1-17, 19-23; U.S.
         TREASURY SERIES 7--LADDERED ZERO COUPONS; GNMA SERIES J, 1A, 1B, 1C, 1I, 1K

     The following discussion addresses only the tax consequences of Units held as capital assets and does not address the tax consequences of Units held by dealers, financial institutions or insurance companies.

     In the opinion of Davis Polk & Wardwell, special counsel for the Sponsors, under existing law:

        The Fund is not an association taxable as a corporation for federal income tax purposes. Each investor will be considered the owner of a pro rata portion of each Security in the Fund under the grantor trust rules of Sections 671-679 of the Internal Revenue Code of 1986, as amended (the 'Code'). The total cost to an investor of his Units, including sales charges, is allocated to his pro rata portion of each Security, in proportion to the fair market values thereof on the date the investor purchases his Units, in order to determine his tax basis for his pro rata portion of each Security.

        Each investor will be considered to have received the interest or accrued original issue discount on his pro rata portion of each Security when interest on the Security is received or original issue discount is accrued by the Fund. An individual investor who itemizes deductions may deduct his pro rata share of fees and other expenses of the Fund only to the extent that such amount together with the investor's other miscellaneous deductions exceeds 2% of his adjusted gross income.

        If an investor's tax basis for his pro rata portion of a Security exceeds the redemption price at maturity thereof (subject to certain adjustments), the investor will be considered to have purchased his pro rata portion of the Security at a 'bond premium'. The investor may elect to amortize the bond premium prior to the maturity of the Security. The amount amortized in any year should be applied to offset the investor's interest from the Security and will result in a reduction of basis for his pro rata portion of the Security.

        An investor will recognize taxable gain or loss when all or part of his pro rata portion of a Security is disposed of by the Fund or when he sells or redeems all or some of his Units. Any such taxable gain or loss will be capital gain or loss, except that any gain from the disposition of an investor's pro rata portion of a Security acquired by the investor at a 'market discount' (i.e., where the investor's tax basis for his pro rata portion of the Security (which includes any original issue discount which will accrue thereon) is less than its stated redemption price at maturity) will be treated as ordinary income to the extent the gain does not exceed the accrued market discount.

        Under the income tax laws of the State and City of New York, the Fund is not an association taxable as a corporation and income received by the Fund will be treated as income of the investors.

        Notwithstanding the foregoing, an investor who is a non-resident alien individual or a foreign corporation (a 'Foreign Investor') will generally not be subject to U.S. federal income taxes, including withholding taxes, on the interest income (including any original issue discount) on, or any gain from the sale or other disposition of, his pro rata portion of any Security provided that (i) the interest income or gain is not effectively connected with the conduct by the Foreign Investor of a trade or business within the United States, (ii) if the interest is United States source income (which is the case for most Securities issued by United States issuers), the Security is issued after July 18, 1984 and the Foreign Investor does not own, actually or constructively, 10% or more of the total combined voting power of all classes of voting stock of the issuer of the Security and is not a controlled foreign corporation related (within the meaning of Section 864(d)(4) of the Code) to the issuer of the Security,
     (iii) with respect to any gain, the Foreign Investor (if an individual) is not present in the United States for 183 days or more during the taxable year and (iv) the Foreign Investor provides the required certification of his status and of certain other matters. Withholding agents will file with the Internal Revenue Service foreign person information returns with respect to such interest payments accompanied by such certifications. Foreign Investors should consult their own tax advisers with respect to United States federal income tax consequences of ownership of Units.

                                 *     *     *

     After the end of each calendar year, the Trustee will furnish to each investor an annual statement containing information relating to the interest received by the Fund on the Securities, the gross proceeds received by the Fund from the disposition of any Security (resulting from redemption or payment at maturity of any Security or the sale by the Fund of any Security), and the fees and expenses paid by the Fund. The Trustee will also furnish annual information returns to each investor and to the Internal Revenue Service. Investors may request from the Trustee evaluations of the Securities that were furnished by the Evaluator.

Monthly Payment U.S. Treasury Series (except Series 18) and U.S. Treasury Series 7--Laddered Zero Coupons:

     The Sponsors believe that investors who are individuals will not be subject to any state or local personal income taxes on the interest received by the Fund and distributed to them. However, investors (including individuals) may be subject to state and local taxes on any capital gains (or market discount treated as ordinary income) derived from the Fund and to other state and local taxes (including corporate income or franchise taxes, personal property or intangibles taxes, and estate or inheritance taxes) on their Units or the income derived therefrom. In addition, individual investors (and any other investors which are not subject to state and local taxes on the interest income derived from the Fund) will probably not be entitled to a deduction for state and local tax purposes for their share of the fees and expenses paid by the Fund, for any amortized bond premium or for any interest on indebtedness incurred to purchase or carry their Units. Therefore, even though the Sponsors believe that interest income from the Fund is exempt from state and local personal income taxes in all states, investors should consult their own tax advisers with respect to state and local taxation.

     A distribution to an investor of Securities upon redemption of Units will not be a taxable event to the investor or to nonredeeming investors. The redeeming investor's basis for the Securities will be equal to the basis for the Securities (previously represented by his Units) prior to the redemption, and his holding period for the Securities will include the period during which he held his Units. However, the investor will recognize taxable gain or loss when he sells the Securities so distributed.

     For GNMA Series J, 1A, 1B, 1C, 1I, 1K, an investor may also recognize ordinary gain or loss as a result of principal payments received on underlying mortgages issued by natural persons. In addition, any gain recognized by an investor on the disposition of his pro rata portion of a Ginnie Mae will constitute ordinary income (which will be treated as interest income for most purposes) to the extent it does not exceed the accrued market discount on the Ginnie Mae attributable to underlying mortgages.

     For Freddie Mac Series, the information statement relating to Freddie Mac PCs indicates that the mortgages underlying the Freddie Mac PCs may be subject to rules for obligations originally issued at a discount or to rules for stripped bonds and coupons under Section 1286 of the Code. Investors are urged to consult their tax advisers with respect to the application of these rules to an investment in Units. Investors may also recognize ordinary gain or loss as a result of principal payments received on underlying mortgages issued by natural persons.

     For U.S. Treasury Series 7--Laddered Zero Coupons, the Fund consists primarily of Stripped Treasury Securities. An investor is required to treat its pro rata portion of each Stripped Treasury Security as a bond that was originally issued on the date the investor purchased Units and at an original issue discount equal to the excess of the investor's pro rata portion of the amount payable on such Stripped Treasury Security over the Stripped Treasury Security's ratable share of the original bond's purchase price determined on the basis of the respective fair market values of the stripped bond and the stripped coupon. An investor in a pro rata portion of a Stripped Treasury Security is required to include in income annually a portion of such original issue discount determined under a formula which takes into account the compounding of interest. Because of the original issue discount rules, investors will be required for Federal income tax purposes to include amounts in ordinary gross income in advance of the receipt of the cash attributable to such income. The inclusion of original issue discount in gross income for Federal income tax purposes may differ from the accrual for financial accounting purposes to the extent that generally accepted accounting principles permit or require the inclusion of interest on the basis of a compounding period other than a semi-annual period. Therefore, purchase of Units may be appropriate only for Individual Retirement Accounts, Keogh Plans, pension funds and other tax-deferred retirement plans or for investors who can have taxable income attributed to them in advance of the receipt of the cash attributable to such income and prior to the time that such income is earned. Purchasers of Units should consult their own advisers as to the tax treatment of original issue discount with respect to their particular circumstances, including the application of state and local laws, in order to determine whether an investment in the Fund would be appropriate for them.

                                     * * *

     For GNMA Series 1A, 1B, 1C, 1I, 1K, the Sponsors believe that the mortgages underlying the Ginnie Maes originated after July 18, 1984. In the case of Monthly Payment U.S. Treasury Series (except Series 1 and 18) and U.S. Treasury Series 7--Laddered Zero Coupons, the Sponsors believe that the U.S. Treasury Securities, the interest on which is United States source income (which is the case for most Securities issued by United States issuers) were issued after July 18, 1984. To the best knowledge of the Sponsors, interest on any Security issued by a non-United States issuer is not subject to any foreign withholding taxes under current law.

RETIREMENT PLANS

     Certain Series of Government Securities Income Fund may be well suited for purchase by Individual Retirement Accounts ('IRAs'), Keogh plans, pension funds and other qualified retirement plans, certain of which are briefly described below. Generally, capital gains and income received in each of the foregoing plans are exempt from Federal taxation. All distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for special 5 or 10 year averaging or tax-deferred rollover treatment. Investors in IRAs, Keogh plans and other tax-deferred retirement plans should consult their plan custodian as to the appropriate disposition of distributions. Investors considering participation in any of these plans should review specific tax laws related thereto and should consult their attorneys or tax advisors with respect to the establishment and maintenance of any of these plans. These plans are offered by brokerage firms, including the Sponsor of this Fund, and other financial institutions. Fees and charges with respect to such plans may vary.

Retirement Plans for the Self-Employed--Keogh Plans. Units of the Fund may be purchased by retirement plans established for self-employed individuals, partnerships or unincorporated companies ('Keogh plans'). The assets of a Keogh plan must be held in a qualified trust or other arrangement which meets the requirements of the Code. Keogh plan participants may also establish separate IRAs (see below) to which they may contribute up to an additional $2,000 per year ($2,250 in a spousal account).

     Individual Retirement Account--IRA. Any individual can make use of a qualified IRA arrangement for the purchase of Units of the Fund. Any individual (including one covered by an employer retirement plan) can make a contribution in an IRA equal to the lesser of $2,000 ($2,250 in a spousal account) or 100% of earned income; such investment must be made in cash. However, the deductible amount an individual may contribute will be reduced if the individual's adjusted gross income exceeds $25,000 (in the case of a single individual), $40,000 (in the case of married individuals filing a joint return) or $200 (in the case of a married individual filling a separate return). Certain transactions which are prohibited under Section 408 of the Code will cause all or a portion of the amount in an IRA to be deemed to be distributed and subject to tax at that time. Unless nondeductible contributions were made in 1987 or a later year, all distributions from an IRA will be treated as ordinary income but generally are eligible for tax-deferred rollover treatment. Taxable distributions made before attainment of age 59 1/2, except in the case of the participant's death or disability or where the amount distributed is part of a series of substantially equal periodic (at least annual) payments that are to be made over the life expectancies of the participant and his or her beneficiary, are generally subject to a surtax in an amount equal to 10% of the distribution.

     Corporate Pension and Profit-Sharing Plans. A pension or profit-sharing plan for employees of a corporation may purchase Units of the Fund.

RECORDS AND REPORTS

     The Trustee keeps a register of the names, addresses and holdings of all investors. The Trustee also keeps records of the transactions of the Fund, including a current list of the Securities and a copy of the Indenture, and supplemental information on the operations of the Fund and the risks associated with the Securities held by the Fund, which may be inspected by investors at reasonable times during business hours.

     With each distribution, the Trustee includes a statement of the interest and any other receipts being distributed. Within five days after deposit of Securities in exchange or substitution for Securities (or contracts) previously deposited, the Trustee will send a notice to each investor, identifying both the Securities removed and the replacement Securities deposited. The Trustee sends each investor of record an annual report summarizing transactions in the Fund's accounts and amounts distributed during the year and Securities held, the number of Units outstanding and the Redemption Price at year end, the interest received by the Fund on the Securities, the gross proceeds received by the Fund from the disposition of any Security (resulting from redemption or payment at maturity or sale of any Security), and the fees and expenses paid by the Fund, among other matters. The Trustee will also furnish annual information returns to each investor. Investors may obtain copies of Security evaluations from the Trustee to enable them to comply with federal and state tax reporting requirements. Fund accounts are audited annually by independent accountants selected by the Sponsors. Audited financial statements are available from the Trustee on request.

TRUST INDENTURE

     The Fund is a 'unit investment trust' created under New York law by a Trust Indenture among the Sponsors, the Trustee and the Evaluator. This Prospectus summarizes various provisions of the Indenture, but each statement is qualified in its entirety by reference to the Indenture.

     The Indenture may be amended by the Sponsors and the Trustee without consent by investors to cure ambiguities or to correct or supplement any defective or inconsistent provision, to make any amendment required by the SEC or other governmental agency or to make any other change not materially adverse to the interest of investors (as determined in good faith by the Sponsors). The Indenture may also generally be amended upon consent of investors holding 51% of the Units. No amendment may reduce the interest of any investor in the Fund without the investor's consent or reduce the percentage of Units required to consent to any amendment without unanimous consent of investors. Investors will be notified on the substance of any amendment.

     The Trustee may resign upon notice to the Sponsors. It may be removed by investors holding 51% of the Units at any time or by the Sponsors without the consent of investors if it becomes incapable of acting or bankrupt, its affairs are taken over by public authorities, or if under certain conditions the Sponsors determine in good faith that its replacement is in the best interest of the investors. The Evaluator may resign or be removed by the Sponsors and the Trustee without the investors' consent. The resignation or removal of either becomes effective upon acceptance of appointment by a successor; in this case, the Sponsors will use their best efforts to appoint a successor promptly; however, if upon resignation no successor has accepted appointment within 30 days after notification, the resigning Trustee or Evaluator may apply to a court of competent jurisdiction to appoint a successor.

     Any Sponsor may resign so long as one Sponsor with a net worth of $2,000,000 remains and is agreeable to the resignation. A new Sponsor may be appointed by the remaining Sponsors and the Trustee to assume the duties of the resigning Sponsor. If there is only one Sponsor and it fails to perform its duties or becomes incapable of acting or bankrupt or its affairs are taken over by public authorities, the Trustee may appoint a successor Sponsor at reasonable rates of compensation, terminate the Indenture and liquidate the Fund or continue to act as Trustee without a Sponsor. Merrill Lynch, Pierce, Fenner & Smith Incorporated has been appointed as Agent for the Sponsors by the other Sponsors.

     The Sponsors, the Trustee and the Evaluator are not liable to investors or any other party for any act or omission in the conduct of their responsibilities absent bad faith, willful misfeasance, negligence (gross negligence in the case of a Sponsor or the Evaluator) or reckless disregard of duty. The Indenture contains customary provisions limiting the liability of the Trustee.

MISCELLANEOUS

LEGAL OPINION

     The legality of the Units has been passed upon by Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsors.

AUDITORS

     The Statement of Condition in Part A of the Prospectus was audited by Deloitte & Touche LLP, independent accountants, as stated in their opinion. It is included in reliance upon that opinion given on the authority of that firm as experts in accounting and auditing.

TRUSTEE

     The Trustee and its address are stated on the back cover of the Prospectus. The Trustee is subject to supervision by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and either the Comptroller of the Currency or state banking authorities.

SPONSORS

     The Sponsors are listed on the back cover of the Prospectus. They may include Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned subsidiary of Merrill Lynch Co. Inc.; Smith Barney Inc., an indirect wholly-owned subsidiary of The Travelers Inc.; Prudential Securities Incorporated, an indirect wholly-owned subsidiary of the Prudential Insurance Company of America; Dean Witter Reynolds, Inc., a principal operating subsidiary of Dean Witter Discover & Co. and PaineWebber Incorporated, a wholly-owned subsidiary of PaineWebber Group Inc. Each Sponsor, or one of its predecessor corporations, has acted as Sponsor of a number of series of unit investment trusts. Each Sponsor has acted as principal underwriter and managing underwriter of other investment companies. The Sponsors, in addition to participating as members of various selling groups or as agents of other investment companies, execute orders on behalf of investment companies for the purchase and sale of securities of these companies and sell securities to these companies in their capacities as brokers or dealers in securities.

PUBLIC DISTRIBUTION

     The Sponsors intend to qualify Units for sale in all states in which qualification is deemed necessary through the Underwriting Account and by dealers who are members of the National Association of Securities Dealers, Inc. The Sponsors do not intend to qualify Units for sale in any foreign countries and this Prospectus does not constitute an offer to sell Units in any country where Units cannot lawfully be sold. Sales to dealers and to introducing dealers, if any, will initially be made at prices which represent a concession from the Public Offering Price, but the Agent for the Sponsors reserves the right to change the rate of any concession from time to time. Any dealer or introducing dealer may reallow a concession up to the concession to dealers.

UNDERWRITERS' AND SPONSORS' PROFITS

     In maintaining a secondary market for Units, the Sponsors will realize profits or sustain losses in the amount of any difference between the prices at which they buy Units and the prices at which they resell these Units (which include the sales charge) or the prices at which they redeem the Units. Cash, if any, made available by buyers of Units to the Sponsors prior to a settlement date for the purchase of Units may be used in the Sponsors' businesses to the extent permitted by Rule 15c3-3 under the Securities Exchange Act of 1934 and may be of benefit to the Sponsors.

FUND PERFORMANCE

     Information on the performance of the Fund for various periods, on the basis of changes in Unit price plus the amount of income and principal distributions reinvested, may be included from time to time in advertisements, sales literature, reports and other information furnished to current or prospective investors. Total return figures are not averaged, and may not reflect deduction of the sales charge, which would decrease the return. Average annualized return figures reflect deduction of the maximum sales charge. No provision is made for any income taxes payable.

     Past performance may not be indicative of future results. The Fund is not actively managed. Unit price and return fluctuate with the value of the Securities in the Portfolio, so there may be a gain or loss when Units are sold.

     Fund performance may be compared to performance data from publications such as Donoghue's Money Fund Report, Lehman Brothers Intermediate Treasury Bond Index, Lipper Analytical Services, Inc., Morningstar Publications, Inc., Money Magazine, The New York Times, U.S. News and World Report, Barron's, Business Week, CDA Investment Technology, Inc., Forbes Magazine or Fortune Magazine. As with other performance data, performance comparisons should not be considered representative of the Fund's relative performance for any future period.

DEFINED ASSET FUNDS

     For decades informed investors have purchased unit investment trusts for dependability and professional selection of investments. Defined Asset Funds' philosophy is to allow investors to 'buy with knowledge' (because, unlike managed funds, the portfolio of bonds and the return are relatively fixed) and 'hold with confidence' (because the portfolio is professionally selected and regularly reviewed). Defined Asset Funds offers an array of simple and convenient investment choices, suited to fit a wide variety of personal financial goals--a buy and hold strategy for capital accumulation, such as for children's education or retirement, or attractive, regular current income consistent with the preservation of principal. Unit investment trusts are particularly suited for the many investors who prefer to seek long-term income by purchasing sound investments and holding them, rather than through active trading. Few individuals have the knowledge, resources or capital to buy and hold a diversified portfolio on their own; it would generally take a considerable sum of money to obtain the breadth and diversity that Defined Asset Funds offer. One's investment objectives may call for a combination of Defined Asset Funds.

     One of the most important investment decisions you face may be how to allocate your investments among asset classes. Diversification among different kinds of investments can balance the risks and rewards of each one. Most investment experts recommend stocks for long-term capital growth. Long-term corporate bonds offer relatively high rates of interest income. By purchasing both defined equity and defined bond funds, investors can receive attractive current income, as well as growth potential, offering some protection against inflation. From time to time various advertisements, sales literature, reports and other information furnished to current or prospective investors may present the average annual compounded rate of return of selected asset classes over various periods of time, compared to the rate of inflation over the same periods.

SUPPLEMENTAL INFORMATION

     Upon written or telephonic request to the Trustee shown on the back cover of this Prospectus, investors will receive at no cost to the investor supplemental information about the Fund, which has been filed with the SEC. The supplemental information includes more detailed risk factor disclosure about the types of Securities that may be part of the Fund's Portfolio and general information about the structure and operation of the Fund.

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
                                   APPENDIX A
                             SECONDARY MARKET SALES
                              GNMA SERIES 1 AND 2

                                                                                        SALES CHARGE
                                                                         (GROSS UNDERWRITING PROFIT)              DEALER
                                                                                                             CONCESSION AS
                                                                                                                PERCENT OF
                                                                      ----------------------------------            PUBLIC
                                                                      AS PERCENT OF      AS PERCENT OF      OFFERING PRICE
                                                                      BID SIDE PUBLIC      NET AMOUNT     -----------------------
     NUMBER OF UNITS                                                  OFFERING PRICE         INVESTED
--------------------------------------------------------------------  -----------------  ---------------
Less than 250.......................................................           4.25%            4.439%               2.763%
250-499.............................................................           3.25             3.359                2.113
500-749.............................................................           2.50             2.564                1.625
750-999.............................................................           2.00             2.041                1.300
1,000 or more.......................................................           1.50             1.523                0.975

                                              GNMA SERIES J AND SUBSEQUENT SERIES
                                                                                               SALES CHARGE
                                                                                (GROSS UNDERWRITING PROFIT)           DEALER
                                                                                                                  CONCESSION AS
                                                                                                                    PERCENT OF
                                                                            ------------------------------------  PUBLIC OFFERING
                                                                            AS PERCENT OF BID    AS PERCENT OF           PRICE
                                                                               SIDE PUBLIC         NET AMOUNT     ---------------
     NUMBER OF UNITS                                                        OFFERING PRICE           INVESTED
--------------------------------------------------------------------------  -------------------  ---------------
Less than 250,000.........................................................            4.25%             4.439%           2.763%
250,000-499,999...........................................................            3.25              3.359            2.113
500,000-749,999...........................................................            2.50              2.564            1.625
750,000-999,999...........................................................            2.00              2.041            1.300
1,000,000 or more.........................................................            1.50              1.523            0.975

                                                FREDDIE MAC SERIES 10, 11 AND 12
                                                                                               SALES CHARGE
                                                                                (GROSS UNDERWRITING PROFIT)           DEALER
                                                                                                                  CONCESSION AS
                                                                                                                    PERCENT OF
                                                                            ------------------------------------  PUBLIC OFFERING
                                                                            AS PERCENT OF BID    AS PERCENT OF           PRICE
                                                                               SIDE PUBLIC         NET AMOUNT     ---------------
     NUMBER OF UNITS                                                        OFFERING PRICE           INVESTED
--------------------------------------------------------------------------  -------------------  ---------------
Less than 100,000.........................................................            3.50%             3.627%           2.275%
100,000-499,999...........................................................            3.00              3.093            1.950
500,000-749,999...........................................................            2.25              2.302            1.463
750,000-999,999...........................................................            1.50              1.523            0.975
1,000,000 or more.........................................................            1.25              1.266            0.813

                                          MONTHLY PAYMENT U.S. TREASURY SERIES 1 AND 3
                                                                                               SALES CHARGE
                                                                                (GROSS UNDERWRITING PROFIT)           DEALER
                                                                                                                  CONCESSION AS
                                                                                                                    PERCENT OF
                                                                            ------------------------------------  PUBLIC OFFERING
                                                                            AS PERCENT OF BID    AS PERCENT OF           PRICE
                                                                               SIDE PUBLIC         NET AMOUNT     ---------------
     NUMBER OF UNITS                                                        OFFERING PRICE           INVESTED
--------------------------------------------------------------------------  -------------------  ---------------
Less than 250,000.........................................................            2.50%             2.564%           1.625%
250,000-499,999...........................................................            2.00              2.041            1.300
500,000-749,999...........................................................            1.50              1.523            0.975
750,000-999,999...........................................................            1.25              1.266            0.813
1,000,000 or more.........................................................            1.00              1.010            0.650

                                             MONTHLY PAYMENT U.S. TREASURY SERIES 5
                                                                                               SALES CHARGE
                                                                                (GROSS UNDERWRITING PROFIT)           DEALER
                                                                                                                  CONCESSION AS
                                                                                                                    PERCENT OF
                                                                            ------------------------------------  PUBLIC OFFERING
                                                                            AS PERCENT OF BID    AS PERCENT OF           PRICE
                                                                               SIDE PUBLIC         NET AMOUNT     ---------------
     NUMBER OF UNITS                                                        OFFERING PRICE           INVESTED
--------------------------------------------------------------------------  -------------------  ---------------
Less than 250,000.........................................................            2.75%             2.828%           1.788%
250,000-499,999...........................................................            2.25              2.302            1.463
500,000-749,999...........................................................            1.50              1.523            0.975
750,000-999,999...........................................................            1.25              1.266            0.813
1,000,000 or more.........................................................            1.00              1.010            0.650

                                 MONTHLY PAYMENT U.S. TREASURY SERIES 6

                                                                                               SALES CHARGE
                                                                                (GROSS UNDERWRITING PROFIT)           DEALER
                                                                                                                  CONCESSION AS
                                                                                                                    PERCENT OF
                                                                            ------------------------------------  PUBLIC OFFERING
                                                                            AS PERCENT OF BID    AS PERCENT OF           PRICE
                                                                               SIDE PUBLIC         NET AMOUNT     ---------------
     NUMBER OF UNITS                                                        OFFERING PRICE           INVESTED
--------------------------------------------------------------------------  -------------------  ---------------
Less than 1,000,000.......................................................            1.00%             1.010%           0.650%
1,000,000 or more.........................................................            0.50              0.503            0.325

                 U.S. TREASURY SERIES 7--LADDERED ZERO COUPONS

                                                                                                      SALES CHARGE        DEALER
                                                                                       (GROSS UNDERWRITING PROFIT)      CONCESSION
                                                                                    ----------------------------------
                                                                                    AS PERCENT OF      AS PERCENT OF
                                                                                    PUBLIC OFFERING      NET AMOUNT
     NUMBER OF UNITS                                                                        PRICE          INVESTED     AS PERCENT
----------------------------------------------------------------------------------  -----------------  ---------------   OF PUBLIC
                                                                                                                          OFFERING
                                                                                                                             PRICE
                                                                                                                        -----------
ASSURANCE TRUST 1995
  Less than 1,000.................................................................           1.25%            1.266%         0.813%
  1,000 or more...................................................................           1.00             1.010          0.650
ASSURANCE TRUST 2000
  Less than 500...................................................................           2.00%            2.041%         1.300%
  500-999.........................................................................           1.50             1.523          0.975
  1,000 or more...................................................................           1.00             1.010          0.650
ASSURANCE TRUST 2005
  Less than 250...................................................................           3.00%            3.093%         1.950%
  250-499.........................................................................           2.50             2.564          1.625
  500-749.........................................................................           2.00             2.041          1.300
  750-999.........................................................................           1.50             1.523          0.975
  1,000 or more...................................................................           1.00             1.010          0.650

             MONTHLY PAYMENT U.S. TREASURY SERIES 8, 19, 20 AND 23
                                                                                                SALES CHARGE
                                                                                 (GROSS UNDERWRITING PROFIT)          DEALER
                                                                                                                  CONCESSION AS
                                                                                                                    PERCENT OF
                                                                              ----------------------------------        PUBLIC
                                                                              AS PERCENT OF      AS PERCENT OF    OFFERING PRICE
                                                                              BID SIDE PUBLIC      NET AMOUNT     ---------------
     NUMBER OF UNITS                                                          OFFERING PRICE         INVESTED
----------------------------------------------------------------------------  -----------------  ---------------
Less than 1,000,000.........................................................           1.50%            1.523%           0.975%
1,000,000 or more...........................................................           1.25             1.266            0.813

                                             MONTHLY PAYMENT U.S. TREASURY SERIES 10
                                                                                                SALES CHARGE
                                                                                 (GROSS UNDERWRITING PROFIT)          DEALER
                                                                                                                  CONCESSION AS
                                                                                                                    PERCENT OF
                                                                              ----------------------------------  PUBLIC OFFERING
                                                                              AS PERCENT OF BID  AS PERCENT OF           PRICE
                                                                                SIDE PUBLIC        NET AMOUNT     ---------------
NUMBER OF UNITS                                                               OFFERING PRICE         INVESTED
----------------------------------------------------------------------------  -----------------  ---------------
Less than 500,000...........................................................           1.75%            1.781%           1.138%
500,000-999,999.............................................................           1.25             1.266            0.813
1,000,000 or more...........................................................           0.75             0.756            0.488

                                         MONTHLY PAYMENT U.S. TREASURY SERIES 12 AND 13
                                                                                                SALES CHARGE
                                                                                 (GROSS UNDERWRITING PROFIT)          DEALER
                                                                                                                  CONCESSION AS
                                                                                                                    PERCENT OF
                                                                              ----------------------------------  PUBLIC OFFERING
                                                                              AS PERCENT OF BID  AS PERCENT OF           PRICE
                                                                                SIDE PUBLIC        NET AMOUNT     ---------------
     NUMBER OF UNITS                                                          OFFERING PRICE         INVESTED
----------------------------------------------------------------------------  -----------------  ---------------
Less than 1,000,000.........................................................           0.75%            0.756%           0.488%
1,000,000 or more...........................................................           0.50             0.503            0.325

                                             MONTHLY PAYMENT U.S. TREASURY SERIES 14
                                                                                                SALES CHARGE
                                                                                 (GROSS UNDERWRITING PROFIT)          DEALER
                                                                                                                  CONCESSION AS
                                                                                                                    PERCENT OF
                                                                              ----------------------------------  PUBLIC OFFERING
                                                                              AS PERCENT OF BID  AS PERCENT OF           PRICE
                                                                                SIDE PUBLIC        NET AMOUNT     ---------------
NUMBER OF UNITS                                                               OFFERING PRICE         INVESTED
----------------------------------------------------------------------------  -----------------  ---------------
Less than 1,000,000.........................................................           1.00%            1.010%           0.650%
1,000,000 or more...........................................................           0.75             0.756            0.488

                                             MONTHLY PAYMENT U.S. TREASURY SERIES 15
                                                                                                SALES CHARGE
                                                                                 (GROSS UNDERWRITING PROFIT)          DEALER
                                                                                                                  CONCESSION AS
                                                                                                                    PERCENT OF
                                                                              ----------------------------------  PUBLIC OFFERING
                                                                              AS PERCENT OF BID  AS PERCENT OF           PRICE
                                                                                SIDE PUBLIC        NET AMOUNT     ---------------
NUMBER OF UNITS                                                               OFFERING PRICE         INVESTED
----------------------------------------------------------------------------  -----------------  ---------------
Less than 500,000...........................................................           2.00%            2.041%           1.300%
500,000-999,999.............................................................           1.50             1.523            0.975
1,000,000 or more...........................................................           1.00             1.010            0.650

                                             MONTHLY PAYMENT U.S. TREASURY SERIES 16
                                                                                                SALES CHARGE
                                                                                 (GROSS UNDERWRITING PROFIT)          DEALER
                                                                                                                  CONCESSION AS
                                                                                                                    PERCENT OF
                                                                              ----------------------------------  PUBLIC OFFERING
                                                                              AS PERCENT OF BID  AS PERCENT OF           PRICE
                                                                                SIDE PUBLIC        NET AMOUNT     ---------------
NUMBER OF UNITS                                                               OFFERING PRICE         INVESTED
----------------------------------------------------------------------------  -----------------  ---------------
Less than 1,000,000.........................................................           1.25%            1.266%           0.813%
1,000,000 or more...........................................................           1.00             1.010            0.650

                                     MONTHLY PAYMENT U.S. TREASURY SERIES 17, 18, 21 AND 22
                                                                                                SALES CHARGE
                                                                                 (GROSS UNDERWRITING PROFIT)          DEALER
                                                                                                                  CONCESSION AS
                                                                                                                    PERCENT OF
                                                                              ----------------------------------  PUBLIC OFFERING
                                                                              AS PERCENT OF BID  AS PERCENT OF           PRICE
                                                                                SIDE PUBLIC        NET AMOUNT     ---------------
NUMBER OF UNITS                                                               OFFERING PRICE         INVESTED
----------------------------------------------------------------------------  -----------------  ---------------
Less than 500,000...........................................................           2.25%            2.302%           1.463%
500,000-999,999.............................................................           1.75             1.781            1.138
1,000,000 or more...........................................................           1.25             1.266            0.813

                                                 U.S. TREASURY STRATEGY SERIES 1
                                                                                                SALES CHARGE
                                                                                 (GROSS UNDERWRITING PROFIT)          DEALER
                                                                                                                  CONCESSION AS
                                                                                                                    PERCENT OF
                                                                              ----------------------------------  PUBLIC OFFERING
                                                                              AS PERCENT OF BID  AS PERCENT OF           PRICE
                                                                                SIDE PUBLIC        NET AMOUNT     ---------------
     NUMBER OF UNITS                                                          OFFERING PRICE         INVESTED
----------------------------------------------------------------------------  -----------------  ---------------
Less than 1,000,000.........................................................           1.50%            1.523%           0.975%
1,000,000 to 4,999,999......................................................           1.00             1.010            0.650
5,000,000 or more...........................................................           0.75             0.756            0.490

     The above graduated sales charges will apply on all purchases on any one day by the same purchaser of Units only in the amounts stated. Concurrent purchases in the secondary market of one or more Series sponsored by the Sponsors which have the same rates of sales charge will be aggregated. Units held in the name of the spouse of the purchaser or in the name of a child of the purchaser under 21 years of age are deemed to be registered in the name of the purchaser. The graduated sales charges are also applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account.

                                                                    14102--10/95

                                                  DEFINED
                             ASSET FUNDSSM


SPONSORS:                               GOVERNMENT SECURITIES
Merrill Lynch,                          INCOME FUND
Pierce, Fenner & Smith Incorporated     GNMA Series 1C
Defined Asset Funds                     (A Unit Investment Trust)
P.O. Box 9051                           PROSPECTUS PART A
Princeton, NJ 08543-9051                This Prospectus consists of a Part A and
(609) 282-8500                          a Part B. This Prospectus does not
Smith Barney Inc.                       contain all of the information with
Unit Trust Department                   respect to the investment company set
388 Greenwich Street--23rd Floor        forth in its registration statement and
New York, NY 10013                      exhibits relating thereto which have
(212) 816-4000                          been filed with the Securities and
PaineWebber Incorporated                Exchange Commission, Washington, D.C.
1200 Harbor Boulevard                   under the Securities Act of 1933 and the
Weehawken, NJ 07087                     Investment Company Act of 1940, and to
(201) 902-3000                          which reference is hereby made. Copies
Prudential Securities Incorporated      of filed material can be obtained from
One New York Plaza                      the Public Reference Section of the
New York, NY 10292                      Commission, 450 Fifth Street, N.W.,
(212) 778-6164                          Washington, D.C. 20549 at prescribed
Dean Witter Reynolds Inc.               rates. The Commission also maintains a
Two World Trade Center--59th Floor      Web site that contains information
New York, NY 10048                      statements and other information
(212) 392-2222                          regarding registrants such as Defined
EVALUATOR:                              Asset Funds that file electronically
Kenny S&P Evaluation Services,          with the Commission at
a division of J. J. Kenny Co., Inc.     http://www.sec.gov.
65 Broadway                             No person is authorized to give any
New York, NY 10006                      information or to make any
TRUSTEE:                                representations with respect to this
The Chase Manhattan Bank                investment company not contained in its
Customer Service Retail Department      registration statement and exhibits
Bowling Green Station                   relating thereto; and any information or
P.O. Box 5187                           representation not contained therein
New York, NY 10274-5187                 must not be relied upon as having been
1-800-323-1508                          authorized. This Prospectus does not
                                        constitute an offer to sell, or a
                                        solicitation of an offer to buy,
                                        securities in any state to any person to whom it is not lawful to make such offer in such state.
                                        11848--8/97

                             DEFINED ASSET FUNDS--
                       GOVERNMENT SECURITIES INCOME FUND
                       CONTENTS OF REGISTRATION STATEMENT

     This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet of Form S-6.

     The cross-reference sheet (incorporated by reference to the Registration Statement on Form S-6 of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

     The Prospectus.

     The Signatures.

     The following exhibits:

     1.1--Form of Standard Terms and Conditions of Trust Effective as of October
          21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multi-state
       Series--48, 1933 Act File No. 33-50247).

     4.1  --Consent of the Evaluator.

     5.1  --Consent of independent accountants.

     9.1 --Information Supplement (incorporated by reference to Exhibit 9.1 to Post Effective Amendment No. 4 to the Registration Statement of Government Securities Income Fund, Freddie Mac Series 10, 1933 Act
         File No. 33-46142).

                             DEFINED ASSET FUNDS--
                       GOVERNMENT SECURITIES INCOME FUND
                                 GNMA SERIES 1C

                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, DEFINED ASSET FUNDS--GOVERNMENT SECURITIES INCOME FUND, GNMA SERIES 1C (A UNIT INVESTMENT TRUST), CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 14TH DAY OF AUGUST, 1997.

             SIGNATURES APPEAR ON PAGES R-3, R-4, R-5, R-6 AND R-7.

     A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Merrill Lynch, Pierce,            have been filed
  Fenner & Smith Incorporated:                                under
                                                              Form SE and the
                                                              following 1933 Act
                                                              File
                                                              Number: 33-43466
                                                              and 33-51607


      HERBERT M. ALLISON, JR.
      BARRY S. FREIDBERG
      EDWARD L. GOLDBERG
      STEPHEN L. HAMMERMAN
      JEROME P. KENNEY
      DAVID H. KOMANSKY
      DANIEL T. NAPOLI
      THOMAS H. PATRICK
      JOHN L. STEFFENS
      DANIEL P. TULLY
      ROGER M. VASEY
      ARTHUR H. ZEIKEL
      By DANIEL C. TYLER
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Prudential Securities             have been filed
  Incorporated:                                               under Form SE and
                                                              the following 1933
                                                              Act File Numbers:
                                                              33-41631 and
                                                              333-15919


      ROBERT C. GOLDEN
      ALAN D. HOGAN
      A. LAURENCE NORTON, JR.
      LELAND B. PATON
      VINCENT T. PICA II
      MARTIN PFINSGRAFF
      HARDWICK SIMMONS
      LEE B. SPENCER, JR.
      BRIAN M. STORMS

      By RICHARD R. HOFFMANN
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                               SMITH BARNEY INC.
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Smith Barney Inc.:                have been filed
                                                              under the 1933 Act
                                                              File Numbers:
                                                              33-49753, 33-55073
                                                              and 333-10441


      STEVEN D. BLACK
      JAMES BOSHART III
      ROBERT A. CASE
      JAMES DIMON
      ROBERT DRUSKIN
      ROBERT H. LESSIN
      WILLIAM J. MILLS, II
      MICHAEL B. PANITCH
      PAUL UNDERWOOD

      By GINA LEMON
       (As authorized signatory for
       Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085 and
  Reynolds Inc.:                            333-13039


      RICHARD M. DeMARTINI
      ROBERT J. DWYER
      CHRISTINE A. EDWARDS
      CHARLES A. FIUMEFREDDO
      JAMES F. HIGGINS
      MITCHELL M. MERIN
      STEPHEN R. MILLER
      RICHARD F. POWERS III
      PHILIP J. PURCELL
      THOMAS C. SCHNEIDER
      WILLIAM B. SMITH
      By
       MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Executive Committee of the Board      the following 1933 Act File
  of Directors of PaineWebber               Number: 33-55073
  Incorporated:


      JOSEPH J. GRANO, JR.
      DONALD B. MARRON
      By
       ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)